Stockholders' Equity (Details Narrative) (10-K) - USD ($)				1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 27, 2019	Sep. 13, 2017	Aug. 22, 2017	Feb. 28, 2019	Nov. 30, 2019	May 31, 2019	Feb. 29, 2020	May 31, 2019	Nov. 09, 2018	May 31, 2018
Common stock, authorized						20,000,000	20,000,000	20,000,000		20,000,000
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock holders rights							One vote for each share.	One vote for each share.
Common stock, issued						7,003,975	7,858,975	7,003,975		2,252,743
Common stock, outstanding						7,003,975	7,858,975	7,003,975		2,252,743
Preferred stock, authorized						1,000,000	1,000,000	1,000,000		1,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, issued
Preferred stock, outstanding
Stock-based compensation					$ 90,000		$ 90,000
Employment Agreements [Member]
Share price	$ 0.60
Vesting maturity date	Dec. 31, 2019
Number of shares vested							180,000	75,000
Stock-based compensation	$ 45,000						$ 63,000	$ 27,000
Unrecognized compensation cost						$ 63,000		$ 63,000
Three Employees [Member]
Number of common stock shares issued	180,000
Private Placement [Member]
Number of shares purchased		7,000						254,500
Warrants exercise price per share						$ 4.00		$ 4.00
Warrant term						5 years		5 years
Warrants issued						962,500		962,500
Private Placement [Member] | Accredited Investors [Member]
Common stock, par value						$ 0.0001		$ 0.0001
Value of units sold							$ 50,000	$ 1,925,000
Number of shares purchased							25,000	962,500
Common stock exchanged for warrants description				(i) one share of common stock, par value $0.0001 per share of the Company (the "Common Stock") and (ii) a warrant to purchase one share of common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a "Warrant") as provided for in the Company's Term Sheet for Unit Offering dated February 6, 2019 (the "Term Sheet").		(i) one share of common stock, par value $0.0001 per share of the Company (the "Common Stock") and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a "Warrant") as provided for in the Company's Term Sheet for Unit Offering dated February 6, 2019 (the "Term Sheet").
Warrants exercise price per share				$ 4.00		$ 4.00		$ 4.00
Warrant term				5 years		5 years		5 years
Private Placement [Member] | Maximum [Member] | Accredited Investors [Member]
Value of units sold				$ 2,000,000		$ 2,000,000
Number of shares purchased				1,000,000		1,000,000
Share price				$ 2.00		$ 2.00		$ 2.00
Initial Public Offering [Member]
Value of units sold							$ 100	$ 100
Number of shares purchased			5,000,000				250,000	250,000
Warrants exercise price per share			$ 0.01			$ 11.50		$ 11.50		$ 11.50
Warrant term										5 years
Warrants issued									5,461,500	5,461,500